Financial Condition, Going Concern and Management Plans (Details) - USD ($)		9 Months Ended
	Jul. 21, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	May 04, 2020	Apr. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value		$ 441,506	$ 64,789	$ 101,660			$ 83,245	$ 1,304
Liabilities, Current		3,165,575	$ 3,028,640				$ 2,419,285
Preferred Stock Offering		3,000,000
Restricted Stock Offering		$ 1,668,000
Debt Instrument, Face Amount					$ 460,000	$ 460,000
Proceeds from Loans	$ 440,000